Property, plant and equipment and right-of-use assets	12 Months Ended
Dec. 31, 2025
Property, plant and equipment and right-of-use assets
Property, plant and equipment and right-of-use assets

14.Property, plant and equipment and right-of-use assets

							Total
	Towers			Furniture and		Capital	(excluding
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	Right-of-use
	equipment	assets	buildings	equipment	vehicles	progress	assets)	assets
	$’m	$’m	$’m	$’m	$’m	$’m	$’m	$’m
Cost
At January 1, 2024(a)	2,191.0	448.8	39.3	24.4	19.4	212.7	2,935.6	1,117.0
Additions during the year(b)	28.7	8.6	2.1	2.6	1.0	181.6	224.6	154.5
Reclassification	141.5	39.9	0.4	20.8	—	(202.6)	—	—
Transfer from advance payments	38.9	14.7	0.2	—	—	(2.0)	51.8	—
Disposals(c)	(20.0)	(0.5)	—	(1.3)	(0.7)	—	(22.5)	(99.6)
Disposal of subsidiary	(61.7)	—	—	(1.1)	—	(0.7)	(63.5)	(52.0)
Exchange differences	(452.3)	(119.8)	(14.5)	(6.7)	(5.2)	(68.3)	(666.8)	(200.4)
At December 31, 2024(a)	1,866.1	391.7	27.5	38.7	14.5	120.7	2,459.2	919.5

At January 1, 2025(a)	1,866.1	391.7	27.5	38.7	14.5	120.7	2,459.2	919.5
Additions during the year(b)	6.1	9.2	0.3	—	—	189.1	204.7	139.5
Transfer from advance payments	35.1	4.3	2.0	2.8	—	(1.7)	42.5	—
Disposals(c)	(38.0)	—	—	(2.6)	(1.4)	—	(42.0)	(74.0)
Disposal of subsidiary	(96.9)	—	(0.7)	(0.7)	(0.6)	(3.5)	(102.4)	(26.9)
Reclassifications(d)	241.5	29.8	10.0	16.4	—	(190.2)	107.5	(107.5)
Reclassified to assets held for sale	(507.2)	(420.0)	(15.6)	(37.4)	—	(40.5)	(1,020.7)	(419.4)
Exchange differences	203.6	54.4	3.0	2.9	1.5	12.5	277.9	106.6
At December 31, 2025	1,710.3	69.4	26.5	20.1	14.0	86.4	1,926.7	537.8

Accumulated depreciation and impairment
At January 1, 2024(a)	1,096.3	96.4	1.2	19.1	12.8	—	1,225.8	230.1
Charge for the year(e)	150.1	49.1	0.3	20.2	2.2	—	221.9	95.4
Impairment	11.6	0.4	—	—	—	—	12.0	1.8
Disposals(c)	(17.4)	(0.4)	—	(1.0)	(0.6)	—	(19.4)	(35.3)
Disposal of subsidiary	(25.2)	—	—	(0.4)	—	—	(25.6)	(27.5)
Exchange differences	(231.5)	(36.8)	(0.5)	(5.7)	(3.2)	—	(277.7)	(44.1)
At December 31, 2024(a)	983.9	108.7	1.0	32.2	11.2	—	1,137.0	220.4

At January 1, 2025(a)	983.9	108.7	1.0	32.2	11.2	—	1,137.0	220.4
Charge for the year(e)	165.9	66.9	0.9	5.7	1.7	—	241.1	77.3
Impairment	3.4	—	—	—	—	—	3.4	1.3
Disposals(c)	(39.7)	—	—	(2.5)	(1.3)	—	(43.5)	(25.7)
Disposal of subsidiary	(49.0)	—	—	(0.7)	(0.6)	—	(50.3)	(10.1)
Reclassifications(d)	35.9	—	—	—	—	—	35.9	(35.9)
Reclassified to assets held for sale	(146.9)	(175.1)	(0.3)	(21.9)	—	—	(344.2)	(85.3)
Exchange differences	105.9	20.5	0.2	3.4	1.2	—	131.2	25.9
At December 31, 2025	1,059.4	21.0	1.8	16.2	12.2	—	1,110.6	167.9

Net book value
At December 31, 2024	882.2	283.0	26.5	6.5	3.3	120.7	1,322.2	699.1
At December 31, 2025	650.9	48.4	24.7	3.9	1.8	86.4	816.1	369.9
(a)	Revised for a correction to Property, plant and equipment (see note 34).
(b)	Includes net movements in assets relating to the decommissioning and site restoration provision.
(c)	The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms. The amount for the year ended December 31, 2024, includes a reduction in lease term for certain assets in the Latam tower business following the Oi Brazil judicial proceedings as described in note 15.1.
(d)	During March 2025, as part of the Oi Brazil judicial recovery plan, the Group received legal title to 1,562 towers and 187 related land assets already held by the Group as right-of-use assets in partial settlement of amounts owed to the Group under its MLA with Oi Brazil. These assets were reclassified to property, plant and equipment at the net book value of $71.9 million and revenue of $3.8 million was recognized for the fair value of the assets beyond their existing right-of-use lease term (included within loss from discontinued operations).
(e)	The charge for the period does not agree to the charge in the consolidated statement of income/(loss) and other comprehensive income/(loss) principally due to indirect tax benefits claimed through depreciation over the useful life of assets.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.

Depreciation expense is included in the consolidated statement of loss and other comprehensive income as follows:

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Cost of sales (note 7)	188.7	186.9	265.7
Administrative expense (note 8)	7.9	10.5	11.0
Discontinued operations	119.2	118.6	108.5
	315.8	316.0	385.2

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Analysis of right-of-use assets

The carrying value of right-of-use assets at December 31, 2025, are comprised of vehicles of $6.5 million (2024: $0.8 million) and land and building assets, the majority being leased land on which our towers are situated.